Schedule of Investments
March 31, 2024
(Unaudited)
Invesco Select Risk: Moderate Investor Fund
Schedule of Investments in Affiliated Issuers–100.05%(a)
	% of Net Assets 03/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/24	Value 03/31/24
Alternative Funds–4.96%
Invesco Global Real Estate Income Fund, Class R6(b)	2.47%	$47,589,139	$407,368	$(866,668)	$(1,254,556)	$(138,750)	$407,368	5,615,053	$45,818,830
Invesco Macro Allocation Strategy Fund, Class R6	2.49%	41,870,031	1,929,322	—	2,305,534	—	—	5,821,324	46,104,887
Total Alternative Funds		89,459,170	2,336,690	(866,668)	1,050,978	(138,750)	407,368		91,923,717
Domestic Equity Funds–39.62%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	4.73%	75,503,140	3,992,518	(3,923,704)	11,889,422	145,948	—	2,629,272	87,607,324
Invesco Main Street Small Cap Fund, Class R6	4.67%	69,697,466	11,362,662	—	5,397,663	—	—	3,859,723	86,457,791
Invesco NASDAQ 100 ETF	7.93%	60,112,151	84,548,411	(3,414,252)	4,709,938	881,936	116,326	803,756	146,838,184
Invesco Russell 1000® Dynamic Multifactor ETF	11.16%	165,111,749	28,140,025	—	13,502,449	—	921,279	3,743,513	206,754,223
Invesco S&P 500® Low Volatility ETF	—	115,245,337	—	(118,554,979)	(13,711,917)	17,021,559	460,614	—	—
Invesco S&P 500® Pure Growth ETF	—	59,082,867	—	(66,020,492)	(16,629,866)	23,567,491	—	—	—
Invesco S&P 500® Pure Value ETF	7.32%	41,957,654	85,899,951	—	7,716,228	—	815,390	1,532,947	135,573,833
Invesco Value Opportunities Fund, Class R6	3.81%	38,340,797	27,157,894	(1,498,270)	6,441,856	61,075	—	3,439,188	70,503,352
Total Domestic Equity Funds		625,051,161	241,101,461	(193,411,697)	19,315,773	41,678,009	2,313,609		733,734,707
Fixed Income Funds–37.45%
Invesco Core Bond Fund, Class R6	16.43%	—	302,050,305	—	2,152,864	—	649,334	53,936,732	304,203,169
Invesco Core Plus Bond Fund, Class R6	8.05%	129,776,381	20,204,009	—	(839,654)	—	1,632,855	16,263,984	149,140,736
Invesco Emerging Markets Sovereign Debt ETF	0.99%	—	18,137,876	—	80,138	—	101,223	890,421	18,218,014
Invesco Equal Weight 0-30 Year Treasury ETF	4.42%	109,875,253	—	(24,881,407)	3,712,961	(6,795,032)	818,549	2,917,086	81,911,775
Invesco Floating Rate ESG Fund, Class R6	1.98%	61,995,349	1,395,562	(26,767,518)	17,935	60,558	1,395,562	5,397,336	36,701,886
Invesco High Yield Fund, Class R6	1.99%	93,068,533	1,441,061	(57,570,118)	(1,746,084)	1,586,239	1,441,059	10,478,528	36,779,631
Invesco Income Fund, Class R6	0.00%	17,600,297	230,864	(17,813,643)	(5,121)	30,412	230,865	6,213	42,809
Invesco International Bond Fund, Class R6	0.01%	71,450,406	740,208	(70,604,606)	(2,219,945)	771,010	740,208	31,730	137,073
Invesco Taxable Municipal Bond ETF	—	100,093,117	—	(98,232,556)	20,212,403	(22,072,964)	609,523	—	—
Invesco Variable Rate Investment Grade ETF	3.58%	84,553,265	—	(18,631,273)	225,671	156,977	1,224,931	2,642,672	66,304,640
Total Fixed Income Funds		668,412,601	344,199,885	(314,501,121)	21,591,168	(26,262,800)	8,844,109		693,439,733
Foreign Equity Funds–17.62%
Invesco EQV Emerging Markets All Cap Fund, Class R6	1.17%	44,318,151	—	(22,619,087)	3,622,789	(3,654,534)	—	655,791	21,667,319
Invesco Developing Markets Fund, Class R6	0.98%	40,646,723	—	(23,243,294)	846,213	(54,408)	—	461,808	18,195,234
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	2.57%	36,219,479	9,688,169	—	1,810,868	—	357,375	961,098	47,718,516
Invesco Global Fund, Class R6	5.67%	118,857,842	—	(26,539,129)	10,003,165	2,626,912	—	1,026,896	104,948,790
Invesco Global Infrastructure Fund, Class R6	0.99%	17,729,937	659,425	—	(88,652)	—	123,352	1,598,315	18,300,710
Invesco International Developed Dynamic Multifactor ETF	2.24%	—	41,164,561	—	258,794	—	324,755	1,617,468	41,423,355
Invesco International Small-Mid Company Fund, Class R6	3.02%	32,982,051	22,679,240	—	333,685	—	—	1,294,981	55,994,976
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.05%(a)
	% of Net Assets 03/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/24	Value 03/31/24
Invesco Oppenheimer International Growth Fund, Class R6	0.98%	$31,547,377	$—	$(14,982,509)	$641,170	$896,150	$—	486,095	$18,102,188
Invesco S&P Emerging Markets Low Volatility ETF	—	62,663,818	—	(62,350,521)	(2,058,268)	1,744,971	403,327	—	—
Invesco S&P International Developed Low Volatility ETF	—	27,313,379	—	(27,332,551)	(395,102)	414,274	—	—	—
Total Foreign Equity Funds		412,278,757	74,191,395	(177,067,091)	14,974,662	1,973,365	1,208,809		326,351,088
Money Market Funds–0.40%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)	0.15%	4,234,278	82,167,454	(83,678,231)	—	—	46,462	2,723,501	2,723,501
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(d)	0.08%	2,666,139	58,691,039	(59,770,165)	(271)	(854)	29,290	1,585,254	1,585,888
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)	0.17%	4,839,175	93,905,662	(95,632,264)	—	—	52,975	3,112,573	3,112,573
Total Money Market Funds		11,739,592	234,764,155	(239,080,660)	(271)	(854)	128,727		7,421,962
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,668,236,934)	100.05%	1,806,941,281	896,593,586	(924,927,237)	56,932,310	17,248,970	12,902,622		1,852,871,207

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 7.57%(d)(e)	—	34,095,110	16,714,275	(50,809,385)	(24,104)	—	44,255(f)	—	—
Invesco Private Prime Fund, 5.49%(d)(e)	—	87,673,140	40,653,020	(128,323,716)	—	21,660	121,381(f)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	121,768,250	57,367,295	(179,133,101)	(24,104)	21,660	165,636		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,668,236,934)	100.05%	$1,928,709,531	$953,960,881	$(1,104,060,338)	$56,908,206	$17,270,630	$13,068,258		$1,852,871,207
OTHER ASSETS LESS LIABILITIES	(0.05)%								(936,948)
NET ASSETS	100.00%								$1,851,934,259
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Non-income producing security.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2024, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Select Risk: Moderate Investor Fund